Other operating income, net - Other operating income, net (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating expenses, net:
Decarbonization obligation	[1]	R$ (740,298)	R$ (638,542)	R$ (161,281)
Other operating income, net		R$ (602,865)	R$ (514,522)	R$ 96,166

[1]	Refers to the obligation adopted by RenovaBio to meet decarbonization targets for the gas and oil sector. The amounts are presented in Other operating income (expenses), net. For further information, see Note 14.b